Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000011079 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000011079 | 40415F101 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011079 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011079 | 088606108 | BHP Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011079 | 45104G104 | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011091 | 31946M103 | First Citizens BancShares, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011091 | 62482R107 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011091 | 29452E101 | Equitable Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011091 | 21871X109 | Corebridge Financial, Inc
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011091 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011092 | 64125C109 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011092 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011092 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011092 | 09061G101 | BioMarin Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011092 | 91307C102 | United Therapeutics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011088 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000011088 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011088 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011088 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000011088 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011107 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000011107 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000011107 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000011107 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011107 | 254687106 | The Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000011094 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000011094 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000011094 | 437076102 | The Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000011094 | 580135101 | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011094 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011095 | 22160K105 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000011095 | 742718109 | The Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000011095 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000011095 | 191216100 | The Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011095 | 713448108 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024086 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000024086 | 40415F101 | HDFC Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024086 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000024086 | 45104G104 | ICICI Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024086 | 456788108 | Infosys, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011096 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000011096 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000011096 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011096 | 969457100 | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011096 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000011080 | 803054204 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000011080 | 404280406 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000011080 | 670100205 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000011080 | 042068205 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011080 | 80105N105 | Sanofi S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011097 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000011097 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000011097 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000011097 | 57636Q104 | MasterCard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011097 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011098 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011098 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011098 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000011098 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011098 | 58933Y105 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000011100 | 369604301 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011100 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011100 | 75513E101 | Raytheon Technologies Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011100 | 438516106 | Honeywell International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011100 | 907818108 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011101 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000011101 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000011101 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011101 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000011101 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011114 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011114 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000011114 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011114 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011114 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011113 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000011113 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011113 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011113 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011113 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011093 | G54950103 | New Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000011093 | 824348106 | The Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011093 | 009158106 | Air Products & Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000011093 | 278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011093 | 35671D857 | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011116 | 969904101 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011116 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011116 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011116 | 74624M102 | Pure Storage, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011116 | 256163106 | DocuSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011115 | 165167735 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011115 | 912008109 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011115 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011115 | 31620R303 | Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011115 | 759509102 | Reliance Steel & Aluminum Co.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011110 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011110 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011110 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000011110 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011110 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000011102 | 87650L103 | Tarsus Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011102 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011102 | G50871105 | Jazz Pharmaceuticals PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000011102 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011102 | 110122108 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000011104 | 74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000011104 | 29444U700 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000011104 | 03027X100 | American Tower Corp., A
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011104 | 95040Q104 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000011104 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011105 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000011105 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011105 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011105 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011105 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011099 | G3730V105 | FTAI Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011099 | 85208M102 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011099 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011099 | 92243G108 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011099 | G25457105 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011078 | 377322102 | Glaukos Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011078 | 011659109 | Alaska Air Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011078 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011078 | 78463M107 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011078 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011117 | 62482R107 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000011117 | 770323103 | Robert Half, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011117 | 918204108 | VF Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000011117 | 74736K101 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011117 | 46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011106 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000011106 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000011106 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000011106 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011106 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000011082 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000011082 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011082 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011082 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011082 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011083 | 969904101 | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011083 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011083 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011083 | 165167735 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011083 | 452327109 | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011085 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000011085 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011085 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011085 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000011085 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011084 | G3730V105 | FTAI Aviation, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011084 | 85208M102 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011084 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011084 | 92243G108 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011084 | G25457105 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000011108 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000011108 | 842587107 | The Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000011108 | 26441C204 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000011108 | 21037T109 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011108 | 816851109 | Sempra
Holdings [Line Items]
Percent of Net Asset Value	4.70%